Convertible Redeemable Preferred Shares - Summary of Preferred Shares Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	566,893,175	489,500,425
Beginning balance	¥ 9,693,478	¥ 6,979,473
Issuance of Preferred Shares post extinguishment,Shares		79,590,650
Issuance of Preferred Shares post extinguishment		¥ 1,801,402
Accretion on Preferred Shares to redemption value post extinguishment	¥ 2,157,744	¥ 961,050
Repurchase of the Preferred Shares,Shares		(2,197,900)
Repurchase of the Preferred Shares		¥ (48,447)
Issuance of Preferred Shares of Series C,Shares	234,840,210
Issuance Of Preferred Shares Of Series C Value	¥ 6,639,361
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares	(801,733,385)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (18,490,583)
Ending balance (Shares)	0	566,893,175
Ending balance	¥ 0	¥ 9,693,478
Redeemable Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)		0
Beginning balance		¥ 0
Ending balance (Shares)	0
Ending balance	¥ 0
Series A Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	78,108,625	78,108,625
Beginning balance	¥ 597,559	¥ 532,353
Accretion on Preferred Shares to redemption value post extinguishment	¥ 64,863	¥ 65,206
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares	(78,108,625)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (662,422)
Ending balance (Shares)	0	78,108,625
Ending balance	¥ 0	¥ 597,559
Series A1 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	67,802,375	67,802,375
Beginning balance	¥ 559,654	¥ 498,581
Accretion on Preferred Shares to redemption value post extinguishment	¥ 60,854	¥ 61,073
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares	(67,802,375)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (620,508)
Ending balance (Shares)	0	67,802,375
Ending balance	¥ 0	¥ 559,654
Series A2 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	11,671,400	11,671,400
Beginning balance	¥ 121,257	¥ 108,002
Accretion on Preferred Shares to redemption value post extinguishment	¥ 13,635	¥ 13,255
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares	(11,671,400)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (134,892)
Ending balance (Shares)	0	11,671,400
Ending balance	¥ 0	¥ 121,257
Series B Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	160,481,700	160,481,700
Beginning balance	¥ 2,562,098	¥ 2,274,403
Accretion on Preferred Shares to redemption value post extinguishment	¥ 332,743	¥ 287,695
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares	(160,481,700)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (2,894,841)
Ending balance (Shares)	0	160,481,700
Ending balance	¥ 0	¥ 2,562,098
Series B1 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	133,272,750	133,272,750
Beginning balance	¥ 3,080,443	¥ 2,685,499
Accretion on Preferred Shares to redemption value post extinguishment	¥ 586,803	¥ 394,944
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares	(133,272,750)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (3,667,246)
Ending balance (Shares)	0	133,272,750
Ending balance	¥ 0	¥ 3,080,443
Series B2 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	35,965,675	38,163,575
Beginning balance	¥ 952,068	¥ 880,635
Accretion on Preferred Shares to redemption value post extinguishment	¥ 186,043	¥ 119,880
Repurchase of the Preferred Shares,Shares		(2,197,900)
Repurchase of the Preferred Shares		¥ (48,447)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares	(35,965,675)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (1,138,111)
Ending balance (Shares)	0	35,965,675
Ending balance	¥ 0	¥ 952,068
Series C Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares)	79,590,650	0
Beginning balance	¥ 1,820,399	¥ 0
Issuance of Preferred Shares post extinguishment,Shares		79,590,650
Issuance of Preferred Shares post extinguishment		¥ 1,801,402
Accretion on Preferred Shares to redemption value post extinguishment	¥ 912,803	¥ 18,997
Issuance of Preferred Shares of Series C,Shares	234,840,210
Issuance Of Preferred Shares Of Series C Value	¥ 6,639,361
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares	(314,430,860)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (9,372,563)
Ending balance (Shares)	0	79,590,650
Ending balance	¥ 0	¥ 1,820,399